Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating Ground Leases
Certain properties acquired are subject to ground leases, which are accounted for as operating leases. The ground leases have varying ending dates, renewal options, and rental rate escalations, with the latest leases extending to April 2105. Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

(In thousands)	Future Ground Lease Payments
2016 (remainder)	$666
2017	1,330
2018	1,330
2019	1,330
2020	1,330
2021	1,330
Thereafter	41,994
Total	$49,310

The Company incurred rent expense on ground leases of $0.3 million and $0.6 million during the three and six months ended June 30, 2016. There was no ground rent expense during the three and six months ended June 30, 2015.
Litigation and Regulatory Matters
In the ordinary course of business, the Company may become subject to litigation, claims and regulatory matters. There are no material legal or regulatory proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. As of June 30, 2016, the Company had not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Commitments and Contingencies
Operating Ground Leases
Certain properties are subject to ground leases, which are accounted for as operating leases. The ground leases have varying ending dates, renewal options, and rental rate escalations, with the latest leases extending to April 2105. Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

(In thousands)	Future Ground Lease Payments
2016	$1,306
2017	1,307
2018	1,307
2019	1,307
2020	1,307
2021	1,307
Thereafter	41,251
Total	$49,092

The Company incurred rent expense on ground leases of $0.3 million during the year ended December 31, 2015. The Company did not have any rent expense on ground leases during the year ended December 31, 2014.
Litigation and Regulatory Matters
In the ordinary course of business, the Company may become subject to litigation, claims and regulatory matters. There are no material legal or regulatory proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. As of December 31, 2015, the Company had not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.